Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Changes in carrying amounts of goodwill
The changes in carrying amounts of goodwill during the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Balance as of January 1:
Goodwill	$116,377	$116,533
Accumulated impairment losses	(116,377)	(60,217)
Balance as of January 1	—	56,316
Impairment charge	—	(56,160)
Currency valuation	—	(156)
Balance as of December 31:
Goodwill	116,377	116,377
Accumulated impairment losses	(116,377)	(116,377)
Balance as of December 31	$—	$—

Summary of the components of intangible assets
The following summarizes the components of the Company's intangible assets at December 31, 2015 and 2014:

	2015		2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$69,325	$59,075	$116,168	$64,822
Trade names	378	378	7,864	2,655
Total	$69,703	$59,453	$124,032	$67,477

Summary of the estimated annual amortization expense	$11,791, respectively. The following is a summary of the estimated annual amortization expense for each of th